Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 12,832	$ 12,131	$ 10,941
Provision/ charged (credit) to expense	398	3,432	3,092
Net deductions/ Other	(1,269)	(2,731)	(1,902)
Balance at end of year	11,961	12,832	12,131
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	17,869	11,758	16,320
Provision/ charged (credit) to expense	2,689	6,111	(4,562)
Balance at end of year	20,558	17,869	11,758
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	62,236	90,730	57,783
Provision/ charged (credit) to expense	(25,676)	(28,494)	32,947
Balance at end of year	$ 36,560	$ 62,236	$ 90,730